UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06322
Delaware Pooled
®
Trust
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Delaware Global Listed Real Assets Fund
Class A
: DPREX
Annual shareholder report | October 31, 2024
This annual shareholder report contains important information about Delaware Global Listed Real Assets Fund (Fund) for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 131	1.23%
Management's discussion of

Fund performance
Performance highlights
Delaware Global Listed Real
Asset
s Fund (Class A) re
turne
d 13.49% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market indices, returned 32.79% and 33.40%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 7.68%.
Top contributors to performance:
Equities and credit-sensitive fixed income g
eneral
ly rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight
to re
al asset equities including infrastructure, natural resources, and real estate
Overweight to real asset credit
Underweight to inflation-linked fixed income
Top detractors from performance:
The Fund’s allocations to commodities and cash underperformed the Fund’s narrowly based index.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based
securities market indices

and

multiple

narrowly

based

securities

market

indices for the same period and the deduction of the maximum applicable sales charge for Class A shares. The Fund changed its investment strategy as of
August 19, 2019
.
Growth of $10,000 investment
For the period October 31, 2014, through October 31, 2024
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Global Listed Real Assets Fund (Class A) – including sales charge	6.98%	3.43%	4.70%
Delaware Global Listed Real Assets Fund (Class A) – excluding sales charge	13.49%	4.67%	5.32%
MSCI ACWI Index (net)	32.79%	11.08%	9.06%
MSCI ACWI Index (gross)	33.40%	11.61%	9.62%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	7.68%	-0.11%	2.31%
S&P Global Infrastructure Index (net)	32.01%	5.38%	5.08%
FTSE EPRA Nareit Developed Index (net)	28.46%	-0.15%	2.86%
S&P Global Natural Resources Index (net)	7.61%	8.39%	4.89%
Keep in mind that the
Fund's
past performance is not a good predictor of how the
Fund
will perform in the future.
Visit delawarefunds.com/performance

for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index. Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.

Fund
statistics
(as of October 31, 2024)
Fund net assets	$ 117,448,584
Total number of portfolio holdings	247
Total advisory fees paid	$ 682,489
Portfolio turnover rate	73%
Fund
holdings
(as of October 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	62.62%
US Treasury Obligations	12.12%
Sovereign Bonds	8.73%
Corporate Bonds	8.62%
Short-Term Investments	2.88%
Exchange-Traded Fund	2.78%
Loan Agreements	1.14%
Non-Agency Commercial Mortgage-Backed Securities	0.67%
Closed-Ended Trust	0.49%
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Material Fund changes
Effective February 27, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of a
dditio
nal information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholder
s
of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(4057259)

Delaware Global Listed Real Assets Fund

Class C
:
DPRCX
Annual shareholder report | October 31, 2024
This
annual shareholder report
contains important information about Delaware Global Listed Real Assets Fund (Fund) for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 210	1.98%
Management's discussion of

Fund performance
Performance highlights
Delaware Global Listed Real Assets Fund (Class C) returned 12.57% (excluding sales charge) for the 12 months
ended
October 31, 2024.
During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market indices, returned 32.79% and 33.40%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 7.68%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities including infrastructure, natural resources, and real estate
Overweight to real asset credit
Underweight to inflation-linked fixed income
Top detractors from performance:
The Fund’s allocations to commodities and cash underperformed the Fund’s narrowly based index.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based
securities market indices

and

multiple

narrowly

based

securities

market

indices for the same period. The Fund changed its investment strategy as of
August 19, 2019
.
Growth of $10,000 investment
For the period October 31, 2014, through October 31, 2024
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Global Listed Real Assets Fund (Class C) – including sales charge	11.57%	3.88%	4.53%
Delaware Global Listed Real Assets Fund (Class C) – excluding sales charge	12.57%	3.88%	4.53%
MSCI ACWI Index (net)	32.79%	11.08%	9.06%
MSCI ACWI Index (gross)	33.40%	11.61%	9.62%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	7.68%	-0.11%	2.31%
S&P Global Infrastructure Index (net)	32.01%	5.38%	5.08%
FTSE EPRA Nareit Developed Index (net)	28.46%	-0.15%	2.86%
S&P Global Natural Resources Index (net)	7.61%	8.39%	4.89%
Keep in mind that the
Fund's
past performance is not a good predictor of how the
Fund
will perform in the future.
Visit delawarefunds.com/performance

for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report
, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index. Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.

Fund
statistics
(as of October 31, 2024)
Fund net assets	$ 117,448,584
Total number of portfolio holdings	247
Total advisory fees paid	$ 682,489
Portfolio turnover rate	73%
Fund
holdings
(as of October 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	62.62%
US Treasury Obligations	12.12%
Sovereign Bonds	8.73%
Corporate Bonds	8.62%
Short-Term Investments	2.88%
Exchange-Traded Fund	2.78%
Loan Agreements	1.14%
Non-Agency Commercial Mortgage-Backed Securities	0.67%
Closed-Ended Trust	0.49%
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Material Fund changes
Effective February 27, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings
, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(4057259)

Delaware Global Listed Real Assets Fund
Class R
: DPRRX
Annual shareholder report | October 31, 2024
This annual shareholder report contains important information about Delaware Global Listed Real Assets Fund (Fund) for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 158	1.48%
Management's discussion of

Fund performance
Performance highlights
Delaware Global Listed Real Assets Fund (Class R)
returned
13.12% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market indices, returned 32.79% and 33.40%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 7.68%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities including infrastructure, natural resources, and real estate
Overweight to real asset credit
Underweight to inflation-linked fixed income
Top detractors from performance:
The Fund’s allocations to commodities and cash underperformed the Fund’s narrowly based index.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based
securities market indices

and

multiple

narrowly

based

securities

market

indices
for the same period. The Fund changed its investment strategy as of
August 19, 2019
.
Growth of $10,000 investment
For the period October 31, 2014, through October 31, 2024
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Global Listed Real Assets Fund (Class R) – including sales charge	13.12%	4.40%	5.05%
Delaware Global Listed Real Assets Fund (Class R) – excluding sales charge	13.12%	4.40%	5.05%
MSCI ACWI Index (net)	32.79%	11.08%	9.06%
MSCI ACWI Index (gross)	33.40%	11.61%	9.62%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	7.68%	-0.11%	2.31%
S&P Global Infrastructure Index (net)	32.01%	5.38%	5.08%
FTSE EPRA Nareit Developed Index (net)	28.46%	-0.15%	2.86%
S&P Global Natural Resources Index (net)	7.61%	8.39%	4.89%
Keep in mind that the
Fund's
past performance is not a good predictor of how the
Fund
will perform in the future.
Visit delawarefunds.com/performance

for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index. Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.

Fund
statistics
(as of October 31, 2024)
Fund net assets	$ 117,448,584
Total number of portfolio holdings	247
Total advisory fees paid	$ 682,489
Portfolio turnover rate	73%
Fund
holdings
(as of October 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	62.62%
US Treasury Obligations	12.12%
Sovereign Bonds	8.73%
Corporate Bonds	8.62%
Short-Term Investments	2.88%
Exchange-Traded Fund	2.78%
Loan Agreements	1.14%
Non-Agency Commercial Mortgage-Backed Securities	0.67%
Closed-Ended Trust	0.49%
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Material Fund changes
Effective February 27, 2024, the Fund introduced a revised fee waiver for Class R shares
of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholder
s
of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(4057259)

Delaware Global Listed Real Assets Fund
Institutional Class
: DPRSX
Annual shareholder report | October 31, 2024
This annual shareholder report contains important information about Delaware Global Listed Real Assets Fund (Fund) for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 105	0.98%
Management's discussion of

Fund performance
Performance highlights
Delaware Global Listed Real Assets Fund (Institutional Class)
returned
13.74% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market indices, returned 32.79% and
33.40
%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 7.68%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities including infrastructure, natural resources, and real estate
Overweight to real asset credit
Underweight to inflation-linked fixed income
Top detractors from performance:
The Fund’s allocations to commodities and cash underperformed the Fund’s narrowly based index.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $
10,000
initial investment at the beginning of the first full fiscal year in multiple broad-based
securities market indices

and

multiple

narrowly

based

securities

market

indices for the same period. The Fund changed its investment strategy as of
August 19, 2019
.
Growth of $10,000 investment
For the period October 31, 2014, through October 31, 2024
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Global Listed Real Assets Fund (Institutional Class) – including sales charge	13.74%	4.92%	5.59%
Delaware Global Listed Real Assets Fund (Institutional Class) – excluding sales charge	13.74%	4.92%	5.59%
MSCI ACWI Index (net)	32.79%	11.08%	9.06%
MSCI ACWI Index (gross)	33.40%	11.61%	9.62%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	7.68%	-0.11%	2.31%
S&P Global Infrastructure Index (net)	32.01%	5.38%	5.08%
FTSE EPRA Nareit Developed Index (net)	28.46%	-0.15%	2.86%
S&P Global Natural Resources Index (net)	7.61%	8.39%	4.89%
Keep in mind that the
Fund's
past performance is not a good predictor of how the
Fund
will perform in the future.
Visit delawarefunds.com/performance

for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index. Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.

Fund
statistics
(as of October 31, 2024)
Fund net assets	$ 117,448,584
Total number of portfolio holdings	247
Total advisory fees paid	$ 682,489
Portfolio turnover rate	73%
Fund
holdings
(as of October 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	62.62%
US Treasury Obligations	12.12%
Sovereign Bonds	8.73%
Corporate Bonds	8.62%
Short-Term Investments	2.88%
Exchange-Traded Fund	2.78%
Loan Agreements	1.14%
Non-Agency Commercial Mortgage-Backed Securities	0.67%
Closed-Ended Trust	0.49%
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Material Fund changes
Effective February 27, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholder
s
of the Fund. If you would
like
to
receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(4057259)

Delaware Global Listed Real Assets Fund
Class R6
: DPRDX
Annual shareholder report | October 31, 2024
This annual shareholder report contains important information about Delaware Global Listed Real Assets Fund (Fund) for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 95	0.89%
Management's discussion of

Fund
performance
Performance highlights
Delaware Global Listed Real Assets Fund (Class R6) returned 13.82% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market indices, returned 32.79% and 33.40%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 7.68%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities including infrastructure, natural resources, and real estate
Overweight to real asset credit
Underweight to inflation-linked fixed income
Top detractors from performance:
The Fund’s allocations to commodities and cash underperformed the Fund’s narrowly based index.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based
securities market indices

and

multiple

narrowly

based

securities

market

indices for the same period. The Fund changed its investment strategy as of
August 19, 2019
.
Growth of $10,000 investment
For the period August 31, 2016 (Class R6's inception), through October 31, 2024
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	Since inception (8/31/16)
Delaware Global Listed Real Assets Fund (Class R6) – including sales charge	13.82%	5.03%	4.75%
Delaware Global Listed Real Assets Fund (Class R6) – excluding sales charge	13.82%	5.03%	4.75%
MSCI ACWI Index (net)	32.79%	11.08%	10.79%
MSCI ACWI Index (gross)	33.40%	11.61%	11.34%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	7.68%	-0.11%	1.22%
S&P Global Infrastructure Index (net)	32.01%	5.38%	6.27%
FTSE EPRA Nareit Developed Index (net)	28.46%	-0.15%	2.11%
S&P Global Natural Resources Index (net)	7.61%	8.39%	7.96%
Keep in mind that the
Fund's
past performance is not a good predictor of how the
Fund
will perform in the future.
Visit delawarefunds.com/performance

for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index. Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.

Fund
statistics
(as of October 31, 2024)
Fund net assets	$ 117,448,584
Total number of portfolio holdings	247
Total advisory fees paid	$ 682,489
Portfolio turnover rate	73%
Fund
holdings
(as of October 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	62.62%
US Treasury Obligations	12.12%
Sovereign Bonds	8.73%
Corporate Bonds	8.62%
Short-Term Investments	2.88%
Exchange-Traded Fund	2.78%
Loan Agreements	1.14%
Non-Agency Commercial Mortgage-Backed Securities	0.67%
Closed-Ended Trust	0.49%
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Material Fund changes
Effective February 27, 2024, the Fund introduced a revised fee waiver for Class R6 shares of
0.88
% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholder
s
of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(4057259)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/mam. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann Borowiec

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $46,000 for 2024 and $30,931 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,374,878 for 2024 and $1,362,878 for 2023. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,171 for 2024 and $17,401 for 2023. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $9,688,403 for 2024 and $24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Multi-asset mutual fund
Delaware Global Listed Real Assets Fund
Financial statements and other information
For the year ended October 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Delaware Global Listed Real Assets Fund	October 31, 2024
	Principal amount°	Value (US $)
Corporate Bonds — 8.62%
Basic Industry — 1.01%
Alcoa Nederland Holding 144A 5.50% 12/15/27 #	365,000	$ 362,646
Cleveland-Cliffs 144A 7.00% 3/15/32 #	215,000	215,512
FMG Resources August 2006
144A 5.875% 4/15/30 #	75,000	74,707
144A 6.125% 4/15/32 #	200,000	200,852
Novelis
144A 3.875% 8/15/31 #	175,000	153,838
144A 4.75% 1/30/30 #	100,000	93,764

Vibrantz Technologies 144A 9.00% 2/15/30 #	85,000	79,712
		1,181,031
Brokerage — 0.06%
HAT Holdings I 144A 3.75% 9/15/30 #	75,000	65,697
		65,697
Capital Goods — 1.11%
Ball 3.125% 9/15/31	290,000	250,870
Bombardier
144A 7.25% 7/1/31 #	195,000	201,709
144A 8.75% 11/15/30 #	120,000	130,172

Clean Harbors 144A 5.125% 7/15/29 #	130,000	126,601
GFL Environmental 144A 5.125% 12/15/26 #	110,000	109,000
Sealed Air
144A 4.00% 12/1/27 #	120,000	114,965
144A 5.00% 4/15/29 #	135,000	130,521

Terex 144A 6.25% 10/15/32 #	245,000	244,058
		1,307,896
Communications — 1.93%
CCO Holdings 144A 5.375% 6/1/29 #	240,000	229,292
CMG Media 144A 8.875% 12/15/27 #	145,000	105,306
CSC Holdings 144A 4.50% 11/15/31 #	200,000	146,827
Cumulus Media New Holdings 144A 8.00% 7/1/29 #	41,000	16,908
Frontier Communications Holdings 144A 5.875% 10/15/27 #	203,000	202,699
Gray Television 144A 5.375% 11/15/31 #	265,000	160,101
Lamar Media 3.75% 2/15/28	120,000	114,189
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	194,000	182,023
Nexstar Media 144A 5.625% 7/15/27 #	143,000	140,648
Outfront Media Capital 144A 4.625% 3/15/30 #	165,000	153,611
Sable International Finance 144A 7.125% 10/15/32 #	250,000	251,484
Sirius XM Radio 144A 5.50% 7/1/29 #	210,000	203,870

Schedule of investments
Delaware Global Listed Real Assets Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	$ 189,311
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	172,739
		2,269,008
Consumer Cyclical — 1.65%
Caesars Entertainment 144A 7.00% 2/15/30 #	315,000	323,139
Carnival
144A 5.75% 3/1/27 #	75,000	75,272
144A 6.00% 5/1/29 #	185,000	185,429
144A 7.625% 3/1/26 #	125,000	125,952

Goodyear Tire & Rubber 5.25% 7/15/31	145,000	127,585
Hilton Domestic Operating
144A 4.00% 5/1/31 #	205,000	186,886
4.875% 1/15/30	135,000	130,900

Murphy Oil USA 144A 3.75% 2/15/31 #	221,000	196,622
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	335,000	335,188
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	265,000	252,415
		1,939,388
Consumer Non-Cyclical — 0.36%
CHS 144A 5.25% 5/15/30 #	213,000	186,054
Tenet Healthcare
4.25% 6/1/29	139,000	131,602
6.875% 11/15/31	100,000	107,335
		424,991
Electric — 1.19%
California Buyer 144A 6.375% 2/15/32 #	300,000	298,114
Calpine
144A 5.00% 2/1/31 #	25,000	23,620
144A 5.125% 3/15/28 #	240,000	234,782

Lightning Power 144A 7.25% 8/15/32 #	235,000	244,683
NRG Energy 144A 3.625% 2/15/31 #	125,000	110,791
TerraForm Power Operating 144A 4.75% 1/15/30 #	213,000	198,950
Vistra Operations
144A 5.00% 7/31/27 #	50,000	49,374
144A 5.50% 9/1/26 #	50,000	49,880
144A 5.625% 2/15/27 #	190,000	189,629
		1,399,823
Energy — 0.79%
CNX Resources 144A 6.00% 1/15/29 #	185,000	183,566
Genesis Energy 8.25% 1/15/29	205,000	209,538

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Hilcorp Energy I 144A 6.00% 4/15/30 #		75,000	$ 71,600
Nabors Industries 144A 9.125% 1/31/30 #		145,000	149,876
NGL Energy Operating 144A 8.375% 2/15/32 #		185,000	186,566
NuStar Logistics
6.00% 6/1/26		65,000	65,097
6.375% 10/1/30		60,000	60,728
			926,971
Technology — 0.33%
Iron Mountain 144A 4.50% 2/15/31 #		275,000	255,582
Seagate HDD Cayman 5.75% 12/1/34		135,000	133,197
			388,779
Transportation — 0.19%
Air Canada 144A 3.875% 8/15/26 #		175,000	169,434
Delta Air Lines 7.375% 1/15/26		47,000	48,187
			217,621
Total Corporate Bonds (cost $10,401,243)			10,121,205

Non-Agency Commercial Mortgage-Backed Securities — 0.67%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •		200,000	172,686
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49		740,000	608,113
Total Non-Agency Commercial Mortgage-Backed Securities (cost $979,666)			780,799

Loan Agreements — 1.14%
Communications — 0.36%
Charter Communications Operating Tranche B2 6.343% (SOFR03M + 1.75%) 2/1/27 •		251,548	251,539
Lamar Media Tranche B 6.285% (SOFR01M + 1.60%) 2/5/27 •		169,139	168,928
			420,467
Electric — 0.73%
Calpine
6.685% (SOFR01M + 2.00%) 12/16/27 •	USD	58,105	58,178
6.685% (SOFR01M + 2.00%) 1/31/31 •	USD	311,675	311,242

Calpine Construction Finance Company 6.685% (SOFR01M + 2.00%) 7/31/30 •		121,711	121,199

Schedule of investments
Delaware Global Listed Real Assets Fund
		Principal amount°	Value (US $)

Loan Agreements (continued)
Electric (continued)

Hamilton Projects Acquiror 1st Lien 8.435% (SOFR01M + 3.75%) 5/31/31 •		199,500	$ 200,711
Vistra Operations 6.685% (SOFR01M + 2.00%) 12/20/30 •		161,793	162,115
			853,445
Finance Companies — 0.05%
Setanta Aircraft Leasing DAC Tranche B 6.354% (SOFR03M + 1.75%) 11/6/28 •		62,500	62,845
			62,845
Total Loan Agreements (cost $1,334,147)			1,336,757

Sovereign BondsΔ — 8.73%
Australia — 0.21%
Australia Government Bond
2.50% 9/20/30 ■	AUD	254,114	250,993
			250,993
Canada — 0.47%
Canadian Government Real Return Bonds
0.25% 12/1/54	CAD	71,823	36,432
1.50% 12/1/44	CAD	86,778	61,451
4.00% 12/1/31	CAD	532,945	449,976
			547,859
France — 1.70%
French Republic Government Bonds OAT
144A 0.10% 3/1/26 #	EUR	197,318	212,483
144A 0.10% 3/1/29 #	EUR	608,596	639,714
144A 0.10% 3/1/36 #	EUR	145,083	139,552
144A 0.10% 7/25/38 #	EUR	386,424	362,468
144A 0.10% 7/25/47 #	EUR	123,680	105,023
144A 0.10% 7/25/53 #	EUR	59,132	47,887
144A 3.15% 7/25/32 #	EUR	389,104	493,003
			2,000,130
Germany — 0.40%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/46 ■	EUR	174,288	172,854
0.50% 4/15/30 ■	EUR	266,852	290,524
			463,378

		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Italy — 1.14%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #	EUR	642,709	$ 613,405
144A 0.15% 5/15/51 #	EUR	65,208	45,727
144A 1.30% 5/15/28 #	EUR	403,718	440,673
144A 2.55% 9/15/41 #	EUR	206,612	240,446
			1,340,251
Japan — 0.35%
Japanese Government CPI Linked Bond
0.10% 3/10/29	JPY	60,199,150	413,532
			413,532
Spain — 0.39%
Spain Government Inflation Linked Bonds
144A 1.00% 11/30/30 #	EUR	269,128	293,832
144A 2.05% 11/30/39 #	EUR	135,789	159,214
			453,046
United Kingdom — 4.07%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/29 ■	GBP	747,548	946,788
0.125% 3/22/51 ■	GBP	506,811	454,783
0.125% 11/22/56 ■	GBP	214,319	182,741
0.125% 3/22/68 ■	GBP	232,971	181,219
0.125% 3/22/73 ■	GBP	45,778	37,186
0.375% 3/22/62 ■	GBP	157,396	142,699
0.50% 3/22/50 ■	GBP	405,249	411,232
0.625% 3/22/40 ■	GBP	580,919	685,008
0.625% 11/22/42 ■	GBP	291,786	334,876
0.625% 3/22/45 ■	GBP	377,537	414,881
1.25% 11/22/32 ■	GBP	314,064	422,915
2.00% 1/26/35 ■	GBP	179,000	562,815
			4,777,143
Total Sovereign Bonds (cost $10,817,482)			10,246,332

US Treasury Obligations — 12.12%
US Treasury Floating Rate Note 4.724% (USBMMY3M + 0.18%) 7/31/26 •		1,455,600	1,455,060
US Treasury Inflation Indexed Bonds
0.25% 2/15/50		409,694	256,462
0.75% 2/15/42		474,646	381,612
1.00% 2/15/49		525,420	407,686

Schedule of investments
Delaware Global Listed Real Assets Fund
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Inflation Indexed Bonds
1.50% 2/15/53	216,991	$ 186,414
2.125% 2/15/40	162,249	163,192
3.875% 4/15/29	2,497,030	2,708,800
US Treasury Inflation Indexed Notes
0.125% 4/15/25	4,350,830	4,291,108
0.375% 1/15/27	2,064,628	1,997,577
1.375% 7/15/33	2,498,611	2,391,578
Total US Treasury Obligations (cost $14,257,053)		14,239,489
	Number of shares
Closed-Ended Trust — 0.49%
Sprott Physical Uranium Trust †	31,349	578,415
Total Closed-Ended Trust (cost $499,949)		578,415

Common Stocks — 62.62%
Consumer Staples — 0.34%
Bunge Global	4,685	393,634
		393,634
Energy — 7.28%
ARC Resources	27,954	462,972
Chord Energy	4,759	595,351
Enbridge	27,969	1,129,728
Expand Energy	7,090	600,665
Granite Ridge Resources	19,796	117,390
Kimbell Royalty Partners	47,130	756,437
Parex Resources	25,485	236,665
Permian Resources	48,672	663,399
Schlumberger	23,258	931,948
Shell	43,054	1,437,458
Tourmaline Oil	11,028	508,412
Unit	13,260	412,452
Valaris †	4,448	225,069
Valero Energy	3,643	472,716
		8,550,662
Industrials — 7.46%
Arcosa	5,133	480,654
Athens International Airport	138,902	1,186,062
Atlas Arteria	351,031	1,123,730

	Number of shares	Value (US $)

Common Stocks (continued)
Industrials (continued)
Catena	3,495	$ 160,205
CCR	515,742	1,089,313
Enav 144A #	259,935	1,101,278
Net Power †	13,464	121,445
Sacyr	320,039	1,065,738
Sunrun †	18,252	263,741
Transurban Group	127,912	1,066,012
Vinci	9,843	1,102,620
		8,760,798
Information Technology — 1.86%
Cellnex Telecom 144A #	37,837	1,389,593
First Solar †	1,235	240,183
Helios Towers †	85,910	117,866
NEXTDC †	40,689	434,643
		2,182,285
Materials — 11.46%
Air Products and Chemicals	1,007	312,704
Alcoa	22,693	909,762
Anglo American	38,571	1,195,717
Canfor †	19,279	229,988
CF Industries Holdings	15,229	1,252,281
Corteva	9,424	574,110
CRH	11,096	1,057,814
Endeavour Mining	31,984	717,211
ERO Copper †	35,390	649,925
Hudbay Minerals	97,282	870,674
International Paper	13,529	751,401
Lifezone Metals †	21,300	136,746
Louisiana-Pacific	3,970	392,633
Metallus †	23,027	324,450
MP Materials †	31,256	562,295
Newmont	9,718	441,586
Nutrien	15,271	728,121
Steel Dynamics	1,872	244,296
Sylvamo	5,191	441,339
Titan Cement International	6,718	238,523
West Fraser Timber	4,510	407,320
Wheaton Precious Metals	15,460	1,020,515
		13,459,411

Schedule of investments
Delaware Global Listed Real Assets Fund
	Number of shares	Value (US $)

Common Stocks (continued)
Real Estate — 0.91%
Crown Castle	9,962	$ 1,070,815
		1,070,815
Real Estate Operating Companies/Developer — 0.84%
Lendlease	34,745	153,945
Mitsubishi Estate	32,600	482,090
Sumitomo Realty & Development	11,600	344,099
		980,134
REIT Diversified — 3.02%
CapitaLand Investment	78,900	166,683
Charter Hall Group	29,580	291,890
DigitalBridge Group	20,742	325,442
Fastighets Balder Class B †	12,865	100,084
Inmobiliaria Colonial Socimi	16,791	101,770
Land Securities Group	15,316	118,955
Lifestyle Communities	11,229	63,295
LondonMetric Property	79,280	198,176
Nomura Real Estate Master Fund	347	327,573
Shaftesbury Capital	36,902	64,760
Stockland	68,275	230,880
Sun Hung Kai Properties	39,956	432,642
VICI Properties	35,301	1,121,160
		3,543,310
REIT Healthcare — 3.07%
Alexandria Real Estate Equities	6,065	676,551
American Healthcare REIT	19,758	525,563
Parkway Life Real Estate Investment Trust	44,000	125,493
Welltower	16,881	2,276,909
		3,604,516
REIT Industrial — 2.56%
First Industrial Realty Trust	8,399	440,863
Goodman Group	36,738	877,285
Nippon Prologis REIT	217	349,128
Prologis	9,288	1,048,987
Segro	12,499	126,644
Warehouses De Pauw CVA	7,001	166,615
		3,009,522
REIT Information Technology — 3.09%
American Tower	1,029	219,733
Digital Realty Trust	4,547	810,412

	Number of shares	Value (US $)

Common Stocks (continued)
REIT Information Technology (continued)
Equinix	2,536	$ 2,302,891
Keppel REIT	171,200	294,886
		3,627,922
REIT Lodging — 0.46%
Hoshino Resorts REIT	82	124,477
Hyatt Hotels Class A	473	68,798
Ryman Hospitality Properties	1,569	167,961
Sunstone Hotel Investors	18,254	184,183
		545,419
REIT Mall — 0.35%
Simon Property Group	2,441	412,822
		412,822
REIT Manufactured Housing — 0.41%
Sun Communities	3,648	484,017
		484,017
REIT Multifamily — 2.64%
Advance Residence Investment	94	188,895
AvalonBay Communities	3,755	832,146
Equity Residential	9,341	657,326
Essex Property Trust	1,806	512,651
InterRent Real Estate Investment Trust	14,543	118,969
LEG Immobilien	3,893	367,762
UNITE Group	19,978	225,992
Vonovia	6,026	197,567
		3,101,308
REIT Office — 1.11%
Derwent London	2,544	71,840
Gecina	1,357	145,020
Kilroy Realty	9,638	387,640
Merlin Properties Socimi	31,548	352,022
Nippon Building Fund	298	255,950
Wihlborgs Fastigheter	8,645	90,875
		1,303,347
REIT Retail — 0.48%
Frasers Centrepoint Trust	130,620	220,396
Link REIT	74,633	347,747
		568,143

Schedule of investments
Delaware Global Listed Real Assets Fund
	Number of shares	Value (US $)

Common Stocks (continued)
REIT Self-Storage — 0.98%
Big Yellow Group	13,024	$ 202,869
Public Storage	2,891	951,312
		1,154,181
REIT Shopping Center — 1.48%
Acadia Realty Trust	7,365	180,369
Agree Realty	11,172	829,521
Kite Realty Group Trust	16,028	411,439
Tanger	9,629	319,971
		1,741,300
REIT Single Tenant — 0.22%
Realty Income	4,268	253,391
		253,391
REIT Specialty — 0.99%
CBRE Group Class A †	1,142	149,568
Corp Inmobiliaria Vesta ADR	5,674	147,864
Essential Properties Realty Trust	6,677	211,594
Invitation Homes	20,870	655,527
		1,164,553
Utilities — 11.61%
APA Group	121,323	555,508
EDP Renovaveis	80,237	1,087,501
Enel	142,484	1,080,610
Essential Utilities	28,420	1,097,012
National Grid	88,578	1,112,199
Orsted 144A #, †	17,909	1,054,064
Pennon Group	150,016	1,053,271
Severn Trent	32,964	1,090,521
Snam	228,326	1,096,857
Spruce Power Holding †	35,005	88,212
SSE	43,420	986,649
Terna - Rete Elettrica Nazionale	127,567	1,104,951
United Utilities Group	81,329	1,073,335
Xcel Energy	17,344	1,158,753
		13,639,443
Total Common Stocks (cost $69,889,750)		73,550,933

	Number of shares	Value (US $)

Exchange-Traded Fund — 2.78%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	162,005	$ 3,267,641
Total Exchange-Traded Fund (cost $3,310,565)		3,267,641

Short-Term Investments — 2.88%
Money Market Mutual Funds — 2.88%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.76%)	845,667	845,667
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.70%)	845,667	845,667
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.81%)	845,667	845,667
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	845,667	845,667
Total Short-Term Investments (cost $3,382,668)		3,382,668
Total Value of Securities—100.05% (cost $114,872,523)		$117,504,239
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of Rule 144A securities was $16,080,339, which represents 13.69% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
†	Non-income producing security.

Schedule of investments
Delaware Global Listed Real Assets Fund
The following forward foreign currency exchange contracts were outstanding at October 31, 2024:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
CITI	CAD	(727,429)	USD	534,102	11/22/24	$11,289
CITI	EUR	(29,800)	USD	33,390	11/22/24	946
JPMCB	AUD	(267,309)	USD	179,511	11/22/24	3,552
JPMCB	CAD	(54,800)	USD	39,803	11/22/24	417
JPMCB	EUR	(3,952,142)	USD	4,378,286	11/22/24	75,410
JPMCB	GBP	(3,661,826)	USD	4,752,242	11/22/24	30,651
JPMCB	JPY	(61,924,975)	USD	428,969	11/22/24	20,253
TD	GBP	(153,400)	USD	199,882	11/22/24	2,087
Total Forward Foreign Currency Exchange Contracts						$144,605
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
[1]	See Note 8 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
CITI – Citigroup
CPI – Consumer Price Index
CVA – Certified Dutch Certificate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
JPMCB – JPMorgan Chase Bank
OAT – Obligations Assimilables du Trésor
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling

Summary of currencies: (continued)
JPY – Japanese Yen
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Global Listed Real Assets Fund	October 31, 2024
Assets:
Investments, at value*	$117,504,239
Cash	310,311
Dividends and interest receivable	251,998
Receivable for fund shares sold	205,666
Unrealized appreciation on forward foreign currency exchange contracts	144,605
Prepaid expenses	45,406
Foreign tax reclaims receivable	28,085
Receivable for securities sold	1,416
Other assets	863
Total Assets	118,492,589
Liabilities:
Due to custodian	765
Payable for securities purchased	454,252
Payable for fund shares redeemed	293,689
Cash collateral due to brokers	110,000
Investment management fees payable to affiliates	93,164
Other accrued expenses	83,343
Distribution fees payable to affiliates	8,792
Total Liabilities	1,044,005
Total Net Assets	$117,448,584

Net Assets Consist of:
Paid-in capital	$120,534,747
Total distributable earnings (loss)	(3,086,163)
Total Net Assets	$117,448,584

Net Asset Value

Class A:
Net assets	$34,093,912
Shares of beneficial interest outstanding, unlimited authorization, no par	2,769,091
Net asset value per share	$12.31
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$13.06

Class C:
Net assets	$357,153
Shares of beneficial interest outstanding, unlimited authorization, no par	29,035
Net asset value per share	$12.30

Class R:
Net assets	$2,343,715
Shares of beneficial interest outstanding, unlimited authorization, no par	190,654
Net asset value per share	$12.29

Institutional Class:
Net assets	$73,985,140
Shares of beneficial interest outstanding, unlimited authorization, no par	5,969,561
Net asset value per share	$12.39

Class R6:
Net assets	$6,668,664
Shares of beneficial interest outstanding, unlimited authorization, no par	539,456
Net asset value per share	$12.36
*Investments, at cost	$114,872,523
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Global Listed Real Assets Fund	Year ended October 31, 2024
Investment Income:
Dividends	$2,479,997
Interest	1,813,270
Foreign tax withheld	(114,864)
4,178,403

Expenses:
Management fees	836,958
Distribution expenses — Class A	89,729
Distribution expenses — Class C	5,166
Distribution expenses — Class R	12,789
Dividend disbursing and transfer agent fees and expenses	85,797
Registration fees	83,702
Accounting and administration expenses	58,377
Audit and tax fees	50,314
Reports and statements to shareholders expenses	50,035
Legal fees	39,324
Custodian fees	36,175
Trustees’ fees	5,078
Other	8,307
1,361,751
Less expenses waived	(154,469)
Less expenses paid indirectly	(7,688)
Total operating expenses	1,199,594
Net Investment Income (Loss)	2,978,809

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(2,222,217)
Foreign currencies	(71,943)
Forward foreign currency exchange contracts	(24,974)
Futures contracts	65,051
Options written	742
Net realized gain (loss)	(2,253,341)

Net change in unrealized appreciation (depreciation) on:
Investments	13,410,132
Foreign currencies	1,909
Forward foreign currency exchange contracts	(258,093)
Futures contracts	39,975
Net change in unrealized appreciation (depreciation)	13,193,923
Net Realized and Unrealized Gain (Loss)	10,940,582
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,919,391
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Global Listed Real Assets Fund
	Year ended
	10/31/24	10/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,978,809	$3,365,647
Net realized gain (loss)	(2,253,341)	(3,343,638)
Net change in unrealized appreciation (depreciation)	13,193,923	(1,460,246)
Net increase (decrease) in net assets resulting from operations	13,919,391	(1,438,237)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,124,369)	(4,663,897)
Class C	(9,646)	(149,469)
Class R	(71,350)	(411,917)
Institutional Class	(2,261,665)	(7,639,446)
Class R6	(221,918)	(655,046)
	(3,688,948)	(13,519,775)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	895,768	1,769,915
Class C	45,596	92,743
Class R	175,098	362,603
Institutional Class	26,068,069	20,143,677
Class R6	586,791	1,214,747

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,072,102	4,520,072
Class C	9,581	149,467
Class R	71,350	411,917
Institutional Class	2,260,474	7,634,807
Class R6	181,056	637,912
	31,365,885	36,937,860

	Year ended
	10/31/24	10/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,788,995)	$(5,762,886)
Class C	(413,333)	(779,802)
Class R	(723,372)	(1,351,079)
Institutional Class	(21,720,345)	(22,167,884)
Class R6	(667,673)	(687,485)
	(30,313,718)	(30,749,136)
Increase in net assets derived from capital share transactions	1,052,167	6,188,724
Net Increase (Decrease) in Net Assets	11,282,610	(8,769,288)

Net Assets:
Beginning of year	106,165,974	114,935,262
End of year	$117,448,584	$106,165,974
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Global Listed Real Assets Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$11.19	$12.85	$14.67	$11.43	$12.88

0.31	0.33	0.34	0.21	0.19
1.19	(0.49)	(1.20)	3.24	(1.18)
1.50	(0.16)	(0.86)	3.45	(0.99)

(0.38)	(0.37)	(0.49)	(0.21)	(0.14)
—	(1.13)	(0.47)	—	(0.32)
(0.38)	(1.50)	(0.96)	(0.21)	(0.46)

$12.31	$11.19	$12.85	$14.67	$11.43

13.49%	(1.65%)	(6.23%)	30.28%	(7.86%)

$34,094	$35,471	$40,036	$45,151	$38,879
1.23%	1.26%	1.31%	1.33%	1.37%
1.37%	1.41%	1.38%	1.39%	1.57%
2.52%	2.75%	2.48%	1.53%	1.62%
2.38%	2.60%	2.41%	1.47%	1.42%
73%	64%	65%	60%	84%

Financial highlights
Delaware Global Listed Real Assets Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$11.14	$12.81	$14.63	$11.39	$12.85

0.22	0.24	0.24	0.10	0.10
1.17	(0.48)	(1.21)	3.23	(1.17)
1.39	(0.24)	(0.97)	3.33	(1.07)

(0.23)	(0.30)	(0.38)	(0.09)	(0.07)
—	(1.13)	(0.47)	—	(0.32)
(0.23)	(1.43)	(0.85)	(0.09)	(0.39)

$12.30	$11.14	$12.81	$14.63	$11.39

12.57%	(2.32%)	(6.95%)	29.31%	(8.55%)

$357	$652	$1,334	$1,601	$2,302
1.98%	2.01%	2.06%	2.08%	2.12%
2.12%	2.16%	2.13%	2.14%	2.32%
1.82%	2.00%	1.73%	0.78%	0.87%
1.68%	1.85%	1.66%	0.72%	0.67%
73%	64%	65%	60%	84%

Financial highlights
Delaware Global Listed Real Assets Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$11.17	$12.83	$14.65	$11.41	$12.87

0.27	0.30	0.31	0.17	0.16
1.18	(0.48)	(1.21)	3.24	(1.18)
1.45	(0.18)	(0.90)	3.41	(1.02)

(0.33)	(0.35)	(0.45)	(0.17)	(0.12)
—	(1.13)	(0.47)	—	(0.32)
(0.33)	(1.48)	(0.92)	(0.17)	(0.44)

$12.29	$11.17	$12.83	$14.65	$11.41

13.12%	(1.83%)	(6.49%)	30.02%	(8.14%)

$2,344	$2,569	$3,574	$4,046	$4,149
1.48%	1.51%	1.56%	1.58%	1.62%
1.62%	1.66%	1.63%	1.64%	1.82%
2.27%	2.50%	2.23%	1.28%	1.37%
2.13%	2.35%	2.16%	1.22%	1.17%
73%	64%	65%	60%	84%

Financial highlights
Delaware Global Listed Real Assets Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$11.27	$12.92	$14.75	$11.49	$12.94

0.33	0.36	0.38	0.25	0.22
1.21	(0.49)	(1.22)	3.25	(1.19)
1.54	(0.13)	(0.84)	3.50	(0.97)

(0.42)	(0.39)	(0.52)	(0.24)	(0.16)
—	(1.13)	(0.47)	—	(0.32)
(0.42)	(1.52)	(0.99)	(0.24)	(0.48)

$12.39	$11.27	$12.92	$14.75	$11.49

13.74%	(1.40%)	(6.03%)	30.62%	(7.63%)

$73,985	$61,496	$64,432	$66,426	$46,769
0.98%	1.01%	1.06%	1.08%	1.12%
1.12%	1.16%	1.13%	1.14%	1.32%
2.75%	3.00%	2.73%	1.78%	1.87%
2.61%	2.85%	2.66%	1.72%	1.67%
73%	64%	65%	60%	84%

Financial highlights
Delaware Global Listed Real Assets Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets[3]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$11.25	$12.89	$14.72	$11.47	$12.91

0.35	0.37	0.40	0.26	0.23
1.19	(0.48)	(1.22)	3.24	(1.18)
1.54	(0.11)	(0.82)	3.50	(0.95)

(0.43)	(0.40)	(0.54)	(0.25)	(0.17)
—	(1.13)	(0.47)	—	(0.32)
(0.43)	(1.53)	(1.01)	(0.25)	(0.49)

$12.36	$11.25	$12.89	$14.72	$11.47

13.82%	(1.25%)	(5.95%)	30.71%	(7.51%)

$6,669	$5,978	$5,559	$8,495	$6,599
0.89%	0.92%	0.97%	1.00%	1.02%
1.06%	1.07%	1.03%	1.04%	1.22%
2.86%	3.09%	2.82%	1.86%	1.97%
2.69%	2.94%	2.76%	1.82%	1.77%
73%	64%	65%	60%	84%

Notes to financial statements
Delaware Global Listed Real Assets Fund	October 31, 2024
Delaware Global Listed Real Assets Fund (Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended October 31, 2024, and for all open tax years (years ended October 31, 2021–October 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign

Notes to financial statements
Delaware Global Listed Real Assets Fund
1. Significant Accounting Policies (continued)
countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended October 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the

1940 Act, among other things, the Fund intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds, in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in limited partnerships are recorded as return of capital on

Notes to financial statements
Delaware Global Listed Real Assets Fund
1. Significant Accounting Policies (continued)
investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended October 31, 2024, the Fund earned $7,508 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended October 31, 2024, the Fund earned $180 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.
Effective February 27, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.98% of the Fund’s Class A, Class C, Class R, and Institutional Class shares' average daily net assets and 0.88% of the Fund’s Class R6 shares’ average daily net assets through February 26, 2025. Prior to February 27, 2024, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeding 0.99% of the Fund’s Class A, Class C, Class R, and Institutional Class shares' average daily net assets and 0.90% of the Fund’s Class R6 shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from February 27, 2024 through February 26, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.23%*	1.98%*	1.48%*	0.98%*	0.88%*
*	Prior to February 27, 2024, these amounts for Class A, Class C, Class R, Institutional Class, and Class R6 shares were 1.24%, 1.99%, 1.49%, 0.99%, and 0.90%, respectively.
Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) serves as sub-advisor for the Fund. MIMAK works together with DMC to make day-to-day investment decisions for the Fund and to determine the Fund's asset allocation. In addition, MIMAK and DMC may seek investment advice and recommendations relating to fixed income securities from their affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). DMC may also permit MIMGL to execute Fund equity security trades on behalf of DMC. DMC may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities, as applicable, in certain markets where DMC believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and DMC may also seek quantitative support from MIMGL. MIMEL and MIMGL are also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time. For these services, DMC, not the Fund, may pay MIMAK, MIMEL, and MIMGL a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended October 31, 2024, the Fund paid $9,006 for these services.

Notes to financial statements
Delaware Global Listed Real Assets Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended October 31, 2024, the Fund paid $7,255 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended October 31, 2024, the Fund paid $6,914 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended October 31, 2024, DDLP earned $687 for commissions on sales of the Fund’s Class A shares. For the year ended October 31, 2024, DDLP received gross CDSC commissions of $88 and $15 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.
3. Investments
For the year ended October 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$54,625,786
Purchases of US government securities	24,783,205
Sales other than US government securities	58,302,775
Sales of US government securities	22,115,984
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At October 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$116,566,074
Aggregate unrealized appreciation of investments and derivatives	$8,159,937
Aggregate unrealized depreciation of investments and derivatives	(7,077,167)
Net unrealized appreciation of investments and derivatives	$1,082,770
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s

Notes to financial statements
Delaware Global Listed Real Assets Fund
3. Investments (continued)
investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of October 31, 2024:
	Level 1	Level 2	Total
Securities
Assets:
Closed-Ended Trust	$578,415	$—	$578,415
Common Stocks
Consumer Staples	393,634	—	393,634
Energy	7,113,204	1,437,458	8,550,662
Industrials	3,141,215	5,619,583	8,760,798
Information Technology	358,049	1,824,236	2,182,285
Materials	10,250,146	3,209,265	13,459,411
Real Estate	1,070,815	—	1,070,815
Real Estate Operating Companies/Developer	—	980,134	980,134
REIT Diversified	1,446,602	2,096,708	3,543,310

	Level 1	Level 2	Total
REIT Healthcare	$3,479,023	$125,493	$3,604,516
REIT Industrial	1,489,850	1,519,672	3,009,522
REIT Information Technology	3,333,036	294,886	3,627,922
REIT Lodging	420,942	124,477	545,419
REIT Mall	412,822	—	412,822
REIT Manufactured Housing	484,017	—	484,017
REIT Multifamily	2,121,092	980,216	3,101,308
REIT Office	715,430	587,917	1,303,347
REIT Retail	—	568,143	568,143
REIT Self-Storage	1,154,181	—	1,154,181
REIT Shopping Center	1,741,300	—	1,741,300
REIT Single Tenant	253,391	—	253,391
REIT Specialty	1,164,553	—	1,164,553
Utilities	3,397,248	10,242,195	13,639,443
Corporate Bonds	—	10,121,205	10,121,205
Exchange-Traded Fund	3,267,641	—	3,267,641
Loan Agreements	—	1,336,757	1,336,757
Non-Agency Commercial Mortgage-Backed Securities	—	780,799	780,799
Sovereign Bonds	—	10,246,332	10,246,332
US Treasury Obligations	—	14,239,489	14,239,489
Short-Term Investments	3,382,668	—	3,382,668
Total Value of Securities	$51,169,274	$66,334,965	$117,504,239

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$144,605	$144,605

[1]Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
As a result of utilizing international fair value pricing at October 31, 2024, a portion of the common stock in the portfolio was categorized as Level 2.
During the year ended October 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. As of October 31, 2024, there were no Level 3 investments.

Notes to financial statements
Delaware Global Listed Real Assets Fund
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended October 31, 2024 and 2023 were as follows:
	Year ended
	10/31/24	10/31/23
Ordinary income	$3,688,948	$5,825,035
Long-term capital gains	—	7,694,740
Total	$3,688,948	$13,519,775
5. Components of Net Assets on a Tax Basis
As of October 31, 2024, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$120,534,747
Undistributed ordinary income	98,610
Capital loss carryforwards	(4,265,105)
Unrealized appreciation of investments, foreign currencies, and derivatives	1,080,332
Net assets	$117,448,584
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market of forward foreign currency exchange contracts, and tax recognition of unrealized gain on passive foreign investment companies.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended October 31, 2024, the Fund had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2024, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 1,790,093	$2,475,012	$ 4,265,105

6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	10/31/24	10/31/23
Shares sold:
Class A	73,630	145,808
Class C	3,812	7,414
Class R	14,565	29,611
Institutional Class	2,110,153	1,658,414
Class R6	48,623	102,738

Shares issued upon reinvestment of dividends and distributions:
Class A	88,841	384,648
Class C	797	12,751
Class R	5,923	35,113
Institutional Class	186,035	645,943
Class R6	14,929	54,105
	2,547,308	3,076,545

Shares redeemed:
Class A	(562,188)	(477,179)
Class C	(34,143)	(65,721)
Class R	(59,862)	(113,194)
Institutional Class	(1,781,949)	(1,835,608)
Class R6	(55,598)	(56,506)
	(2,493,740)	(2,548,208)
Net increase	53,568	528,337
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the years ended October 31, 2024 and 2023, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Year ended
10/31/24	2,426	653	—	652	2,410	$37,346
10/31/23	22,135	155	2,873	3,046	21,991	306,159

Notes to financial statements
Delaware Global Listed Real Assets Fund
7. Line of Credit
The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Fund had no amounts outstanding as of October 31, 2024, or at any time during the year then ended.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.”

At October 31, 2024, the Fund received $110,000 in cash as collateral for open forward foreign currency exchange contracts, which is included in “Cash collateral due to brokers” on the “Statement of assets and liabilities.”
During the year ended October 31, 2024, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at October 31, 2024.
During the year ended October 31, 2024, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire

Notes to financial statements
Delaware Global Listed Real Assets Fund
8. Derivatives (continued)
unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at October 31, 2024.
During the year ended October 31, 2024, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.
Fair values of derivative instruments as of October 31, 2024 were as follows:
Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts
Unrealized appreciation on forward foreign currency exchange contracts	$144,605
The effect of derivative instruments on the “Statement of operations” for the year ended
October 31, 2024 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Total
Currency contracts	$(24,974)	$(1,054)	$—	$(26,028)
Interest rate contracts	—	66,105	742	66,847
Total	$(24,974)	$65,051	$742	$40,819
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$(258,093)	$—	$(258,093)
Interest rate contracts	—	39,975	39,975
Total	$(258,093)	$39,975	$(218,118)

The table below summarizes the average daily balance of derivative holdings by the Fund during the year ended October 31, 2024:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$432,775	$11,325,006
Futures contracts (average notional amount)	609,324	—
Options contracts (average value)*	—	20
*Long represents purchased options and short represents written options.
9. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At October 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup	$12,235	$—	$12,235
JPMorgan Chase Bank	130,283	—	130,283
TD Bank	2,087	—	2,087
Total	$144,605	$—	$144,605

Notes to financial statements
Delaware Global Listed Real Assets Fund
9. Offsetting (continued)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Citigroup	$12,235	$—	$—	$—	$—	$12,235
JPMorgan Chase Bank	130,283	—	(110,000)	—	—	20,283
TD Bank	2,087	—	—	—	—	2,087
Total	$144,605	$ —	$(110,000)	$ —	$ —	$34,605
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
10. Securities Lending
The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended October 31, 2024, the Fund had no securities out on loan.
11. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The value of the Fund’s shares will be affected by factors particular to real estate, infrastructure, natural resources, and inflation-linked securities and related industries or sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of

Notes to financial statements
Delaware Global Listed Real Assets Fund
11. Credit and Market Risks (continued)
securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory, and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The investment team does not plan to always implement exposure to commodities in the Fund, however, they will consider holding commodity exchange-traded funds in market scenarios where inflation is running higher than normal and their asset allocation model signals for additional commodity exposure. In addition, the Fund may use futures and options on commodities for a variety of purposes such as hedging against adverse changes in the market prices of securities, as a substitute for purchasing or selling securities, to increase the Fund’s return as a non-hedging strategy that may be considered speculative and to manage the Fund’s portfolio characteristics.
The use of forward foreign currency contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.
Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals.
Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk, and financing risk. Other factors that may affect the operations of infrastructure companies include difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets. In addition, the change in presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy, and infrastructure policies, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, infrastructure, and other markets.
High yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
The market value of natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. Because the Fund invests significantly in natural resources securities, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource.
Energy infrastructure Master Limited Partnerships (MLPs) are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including those due to commodity production, volumes, commodity prices, weather conditions, terrorist attacks, etc. They are also subject to significant federal, state, and local government regulation. Investment in MLPs may also have tax consequences for shareholders. If the Fund retains its investment until its basis is reduced to zero, subsequent distributions will be taxable at ordinary income rates and shareholders may receive corrected 1099s.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Notes to financial statements
Delaware Global Listed Real Assets Fund
11. Credit and Market Risks (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the year ended
October 31, 2024.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
12. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
13. Recent Accounting Pronouncements
In November 2023, the FASB issued an Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances disclosure requirements about significant segment expenses that are regularly

Notes to financial statements
Delaware Global Listed Real Assets Fund
13. Recent Accounting Pronouncements (continued)
provided to the chief operating decision maker (CODM). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. The Fund is currently assessing the impact of this ASU, however, the Fund does not expect a material impact on its financial statements.
14. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Pooled® Trust and Shareholders of Delaware Global Listed Real Assets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Global Listed Real Assets Fund (constituting Delaware Pooled® Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Delaware Global Listed Real Assets Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended October 31, 2024, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)*	100.00%
(B) Qualifying Dividends[1]	16.37%

(A) is based on a percentage of the Fund’s total distributions.
(B) is based on the Fund’s ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 51.12%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.

Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Global Listed Real Assets Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

Other Fund information (Unaudited)
Delaware Global Listed Real Assets Fund
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 (continued)
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio manager. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, regarding Macquarie’s commitment to the U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including the Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional real return funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the first quartile of its Performance Universe and for the 3-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review. The Board noted that the investment performance of the current portfolio management team began as of August 2019 and May 2022 and that the Fund repositioned in August 2019 to invest primarily in listed real asset securities. The Board noted that it would continue to evaluate the Fund’s performance as the Fund changed its investment strategy in June 2024 that was not reflected in the performance data.

Other Fund information (Unaudited)
Delaware Global Listed Real Assets Fund
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 (continued)
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the

Other Fund information (Unaudited)
Delaware Global Listed Real Assets Fund
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 (continued)
Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4057259)
AR-095-1224
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Pooled® Trust

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer

Date:	January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer

Date:	January 6, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer

Date:	January 6, 2025